Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 7 – LEASES

The Company has separate operating leases for office space related to its NWC, NCFM and BTG practices, two separate leases relating to its corporate headquarters, and a copier lease that expire in July 2023, May 2022, March 2023, November 2023, November 2023 and January 2027, respectively. As of March 31, 2022, the Company’s weighted-average remaining lease term relating to its operating leases was 1.9 years, with a weighted-average discount rate of 18.39%.

The table below summarizes the Company’s lease-related assets and liabilities as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Lease assets	$499,144	$526,730

Lease liabilities
Lease liabilities (short term)	$294,442	$288,966
Lease liabilities (long term)	204,762	239,225
Total lease liabilities	$499,204	$528,191

Lease expense was $101,394 and $65,511 in the three months ended March 31, 2022 and 2021, respectively.

Maturities of operating lease liabilities were as follows as of March 31, 2022:

2022 (April to December)	$284,905
2023	285,721
2024	11,877
2025	11,877
2026	11,877
2027	990
Total lease payments	607,247
Less interest	(108,043)
Present value of lease liabilities	$499,204

NOTE 9 – LEASES

The Company has separate operating leases for office space related to its NWC, NCFM and BTG practices and two separate lease relating to its corporate headquarters that expire in July 2023, May 2022, March 2023, November 2023 and November 2023, respectively. As of December 31, 2021, the Company’s weighted-average remaining lease term relating to its operating leases was 1.7 years, with a weighted-average discount rate of 20.25%. The Company was also previously a lessee in a capital equipment finance lease for medical equipment entered into in March 2015 that expired in March 2020.

The table below summarizes the Company’s lease-related assets and liabilities as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Lease assets	$526,730	$417,913

Lease liabilities
Lease liabilities (short term)	$288,966	$150,251
Lease liabilities (long term)	239,225	273,790
Total lease liabilities	$528,191	$424,041

Lease expense in the years ended December 31, 2021 and 2020 was as follows:

	Year Ended December 31,
	2021	2020

Operating leases	$341,453	$296,027
Financing leases	—	4,587

Total lease expense	$341,453	$300,614

Maturities of operating lease liabilities were as follows as of December 31, 2021:

2022	$383,619
2023	273,844
Total lease payments	657,463
Less interest	(129,272)
Present value of lease liabilities	$528,191